Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consolidation
The consolidated financial statements include the accounts of John Bean Technologies Corporation (JBT, we, or the Company) and all wholly-owned subsidiaries. All intercompany investments, accounts, and transactions have been eliminated.
Discontinued Operations
On August 1, 2023, the Company completed the sale of its former AeroTech business segment (“AeroTech”) to Oshkosh Corporation, a Wisconsin corporation (the “Purchaser”) in exchange for cash consideration of $808.2 million, (the “Transaction”). As a result, the financial results of AeroTech have been presented as discontinued operations in the Consolidated Statements of Income for all periods presented. The assets and liabilities of AeroTech are reflected as assets and liabilities of discontinued operations on the Consolidated Balance Sheets for prior periods presented. The operating results and cash flows of AeroTech have been reported through July 31, 2023, the date immediately prior to the closing date of the Transaction. Amounts pertaining to results of operations, financial condition and cash flows throughout the document are from the Company’s continuing operations unless otherwise noted. Refer to Note 2, Discontinued Operations, for further discussion.
Business Segments
The Company has determined that it operates as a single reportable segment for continuing operations, with the AeroTech reportable segment considered as a discontinued operation as of June 30, 2023. The Company’s Chief Executive Officer is the chief operating decision maker (CODM), who reviews the Company’s financial information presented on a consolidated basis for purposes of allocating resources and evaluating the Company’s financial performance. The key measures reviewed by the CODM for these purposes are most notably Adjusted EBITDA from continuing operations and Adjusted EBITDA margin from continuing operations. Adjusted EBITDA is EBITDA adjusted for items that are not reflective of ongoing operations.
Use of estimates
Preparation of financial statements that follow U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
Cash and cash equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.
Marketable Securities
The Company may invest portions of its excess cash in different marketable securities. Marketable securities with original maturities of three months or more are classified as held-to-maturity
debt securities. Interest income is recorded as it is earned within Interest income in the Consolidated Statements of Income.
Allowance for credit losses
The measurement of expected credit losses under the Current Expected Credit Loss (“CECL”) methodology is applicable to financial assets measured at amortized cost, which includes trade receivables, contract assets, and non-current
receivables. An allowance for credit losses under the CECL methodology is determined using the loss rate approach and measured on a collective (pool) basis when similar risk characteristics exist. Where financial instruments do not share risk characteristics, they are evaluated on an individual basis. The CECL allowance is based on relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The allowance for credit losses as of December 31, 2023, 2022, and 2021 was $4.9 million, $6.5 million, and $5.2 million respectively.

Inventories
Inventories are stated at the lower of cost or net realizable value, which includes an estimate for excess and obsolete inventories. Inventory costs include those costs directly attributable to products, including all manufacturing overhead but excluding costs to distribute. Cost is determined on the first-in,
first-out
(“FIFO”) basis.
During the fourth quarter of 2023, the Company changed its methodology for valuing certain inventories to the FIFO cost method from the last-in,
first-out
(“LIFO”) cost method. The change was applicable to inventories that were previously accounted for on a LIFO basis within both continuing operations and historically owned discontinued operations. The Company concluded that the FIFO basis of accounting is preferable as it provides a better matching of costs and revenues, more closely resembles the physical flow of inventory, better reflects the acquisition cost of inventory on the balance sheet, conforms the Company’s method of valuation to a single method, and results in improved comparability with industry peers.
The effects of this change in accounting principle have been retrospectively applied to all periods presented and a cumulative effect adjustment was recorded to increase the January 1, 2021 inventory balance by $19.4 million, increase current assets of discontinued operations by $28.3 million, and increase retained earnings by $35.3 million, net of tax. The Consolidated Statements of Income for the years ended December 31, 2022 and 2021, Consolidated Statements of Cash Flows for the years ended December 31, 2022 and 2021, and the Condensed Consolidated Balance Sheet as of December 31, 2022, have been retrospectively adjusted to reflect the change in accounting principle.
The following tables reflect the effect of the change in accounting principle on the consolidated financial statements as of and for the year ended December 31, 2023:
Consolidated Statements of Income

(in millions)	As Computed under LIFO	Effect of Change	As Reported
Cost of products	$986.9	$(2.2)	$984.7
Income tax provision	22.9	0.6	23.5
Income from continuing operations	127.7	1.6	129.3
Income from discontinued operations, net of taxes	478.0	(24.7)	453.3
Net income	605.7	(23.1)	582.6
Basic earnings per share:
Income from continuing operations	$3.99	$0.05	$4.04
Income from discontinued operations	14.94	(0.77)	14.17

Net income	$18.93	$(0.72)	$18.21
Diluted earnings per share:
Income from continuing operations	$3.97	$0.05	$4.02
Income from discontinued operations	14.88	(0.77)	14.11

Net income	$18.85	$(0.72)	$18.13
Consolidated Statements of Comprehensive Income

(In millions)	As Computed under LIFO	Effect of Change	As Reported
Comprehensive income	$614.2	$(23.1)	$591.1

Consolidated Balance Sheets

(in millions)	As Computed under LIFO	Effect of Change	As Reported
Inventories	$212.6	$26.3	$238.9
Other current liabilities	114.0	4.1	118.1
Other liabilities	63.4	2.7	66.1
Retained earnings	1,444.1	19.5	1,463.6
Consolidated Statements of Cash Flows

(In millions)	As Computed under LIFO	Effect of Change	As Reported
Cash flows from continuing operating activities:
Income from continuing operations	$127.7	$1.6	$129.3
Adjustments to reconcile income from continuing operations to cash provided by continuing operating activities:
LIFO expense	2.2	(2.2)	—
Change in operating assets and liabilities from continuing operations:
Other assets and liabilities, net	28.5	0.6	29.1
Cash provided by continuing operating activities	74.2	—	74.2
The following tables reflect the impact to the financial statement line items as a result of the change in accounting principle for the prior periods presented in the accompanying financial statements:
Consolidated Statements of Income

	Year Ended December 31, 2022			Year Ended December 31, 2021
(In millions, except per share data)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Cost of products	$977.6	$(3.7)	$973.9	$840.8	$(1.2)	$839.6
Income tax provision	15.3	0.9	16.2	26.7	0.3	27.0
Income from continuing operations	101.0	2.8	103.8	91.6	0.9	92.5
Income from discontinued operations, net of taxes	29.7	3.9	33.6	26.8	(0.2)	26.6
Net income	130.7	6.7	137.4	118.4	0.7	119.1
Basic earnings per share:
Income from continuing operations	$3.15	$0.09	$3.24	$2.86	$0.03	$2.89
Income from discontinued operations	0.93	0.12	1.05	0.84	(0.01)	0.83

Net income	$4.08	$0.21	$4.29	$3.70	$0.02	$3.72
Diluted earnings per share:
Income from continuing operations	$3.14	$0.09	$3.23	$2.85	$0.03	$2.88
Income from discontinued operations	0.93	0.12	1.05	0.84	(0.01)	0.83

Net income	$4.07	$0.21	$4.28	$3.69	$0.02	$3.71
Consolidated Statements of Comprehensive Income

	Year Ended December 31, 2022			Year Ended December 31, 2021
(In millions)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Comprehensive income	$123.8	$6.7	$130.5	$140.9	$0.7	$141.6

Consolidated Balance Sheet

	December 31, 2022			December 31, 2021
(In millions)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Inventories	$239.8	$24.2	$264.0	$163.3	$20.5	$183.8
Current assets of discontinued operations	216.1	33.4	249.5	173.3	28.1	201.4
Other current liabilities	108.2	3.6	111.8	92.5	2.7	95.2
Other liabilities	79.9	11.3	91.2	97.3	9.9	107.2
Retained earnings	851.3	42.7	894.0	733.4	36.0	769.4
Consolidated Statements of Cash Flows

	Year Ended December 31, 2022			Year Ended December 31, 2021
(In millions)	As Reported (1)	Effect of Change	As Adjusted	As Reported (1)	Effect of Change	As Adjusted
Cash flows from continuing operating activities:
Income from continuing operations	$101.0	$2.8	$103.8	$91.6	$0.9	$92.5
Adjustments to reconcile income from continuing operations to cash provided by continuing operating activities:
LIFO expense	3.6	(3.6)	—	1.1	(1.1)	—
Change in operating assets and liabilities from continuing operations:
Other assets and liabilities, net	11.9	0.8	12.7	5.2	0.2	5.4
Cash provided by continuing operating activities	135.2	—	135.2	174.9	—	174.9

(1)	As Reported represents the consolidated financial statement balances that have been recast for discontinued operations presentation.
Property, plant, and equipment
Property, plant, and equipment are recorded at cost. Depreciation for financial reporting purposes is provided principally on the straight-line basis over the estimated useful lives of the assets (land improvements—20 to 35 years; buildings—20 to 50 years; and machinery and equipment—3 to 20 years). Gains and losses are reflected in the Selling, general and administrative expense on the Consolidated Statements of Income upon the sale or retirement of assets. Expenditures that extend the useful lives of property, plant, and equipment are capitalized and depreciated over the estimated new remaining life of the asset. Leasehold improvements are recorded at cost and depreciated over the standard life of the type of asset or the remaining life of the lease, whichever is shorter.
Capitalized software costs
We capitalize costs incurred to purchase software or internal and external costs incurred during the application development stage of software projects. These costs are amortized on a straight-line basis over the estimated useful lives of the assets. For capitalized software, the useful lives range from three
to ten years.
We capitalize costs incurred with the implementation of cloud computing arrangements that are service contracts, consistent with our policy for software developed or obtained for internal use.

Goodwill
The Company tests goodwill for impairment annually during the fourth quarter and whenever events occur or changes in circumstances indicate that impairment may have occurred. Impairment testing is performed for each of the Company’s reporting units by first assessing qualitative factors to see if further testing of goodwill is required. Qualitative factors may include, but are not limited to economic conditions, industry and market considerations, cost factors, overall financial performance of the reporting units and other entity and reporting unit specific events. If the Company concludes that it is more likely than not that a reporting unit’s fair value is less than its carrying amount based on the qualitative assessment, then a quantitative test is required. The Company may also choose to bypass the qualitative assessment and perform the quantitative test. In performing the quantitative test, the Company determines the fair value of a reporting unit using the “income approach” valuation method. The Company uses a discounted cash flow model in which cash flows anticipated over several periods, plus a terminal value at the end of that time horizon, are discounted to their present value using an appropriate cost of capital rate. Judgment is required in developing the assumptions for the discounted cash flow model. These assumptions include revenue growth rates, profit margin percentages, discount rates, perpetuity growth rates, future capital expenditures, and working capital requirements, among others. If the estimated fair value of a reporting unit exceeds its carrying value, the Company considers that goodwill is not impaired. If the estimated fair value of a reporting unit is less than its carrying value, then the goodwill is impaired. The Company calculates the impairment loss by comparing the fair value of the reporting unit less its carrying amount, including goodwill, and would be limited to the carrying value of the goodwill.
The Company completed its annual goodwill impairment test as of October 31, 2023 using a qualitative assessment approach. As a result of this assessment the Company concluded that it is more likely than not that the fair value of each reporting unit exceeds its carrying value, and therefore it determined that none of its goodwill was impaired. Similar conclusions were reached as of October 31, 2022 and 2021.
Acquired intangible assets
Intangible assets with finite useful lives are subject to amortization on a straight-line basis over the expected period of economic benefit, which range from less than 4 years to 24 years. The Company evaluates whether events or circumstances have occurred that warrant a revision to the remaining useful lives of intangible assets. In cases where a revision is deemed appropriate, the remaining carrying amounts of the intangible assets are amortized over the revised remaining useful life.
The carrying values of intangible assets with indefinite lives are reviewed for recoverability on an annual basis, and whenever events occur or changes in circumstances indicate that impairment may have occurred. The facts and circumstances considered include an assessment of the recoverability of the cost of intangible assets from future cash flows to be derived from the use of the asset. It is not possible to predict the likelihood of any possible future impairments or, if such an impairment were to occur, the magnitude of any impairment. However, any potential impairment would be limited to the carrying value of the indefinite-lived intangible asset.
For intangible assets with indefinite lives, the Company also evaluates whether events or circumstances have occurred that warrant a revision of their useful lives from an indefinite life to finite useful life. In cases where a revision is deemed appropriate, the carrying amounts of such intangible assets are amortized over the revised finite useful life.
The Company completed its annual evaluation for impairment of all indefinite-lived intangible assets as of October 31, 2023, which did not result in any impairment. Similar conclusions were reached as of October 31, 2022 and 2021.
Impairment of long-lived assets
Long-lived assets other than goodwill and acquired indefinite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If it is determined that an impairment loss has occurred, the loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value.

We have evaluated the current environment as of December 31, 2023 and the year then ended and have concluded there is no event or circumstance that has caused an impairment of our long-lived assets. We will continue to monitor the environment to determine whether the impacts to the Company represent an event or change in circumstances that may trigger a need to assess for useful life revision or impairment.
Equity Method Investment
During the third quarter of 2023, the Company acquired an equity method investment for $10.4 million in InnospeXion ApS, a Danish company, which was recorded in Other assets on the Consolidated Balance Sheet. The Company uses the equity method of accounting when it has significant influence or when it has more than a minor ownership interest or minor influence over an investee’s operations, but does not have a controlling financial interest. Initial investments are recorded at cost (including certain transaction costs) and are adjusted by the Company’s share of the investee’s undistributed earnings and losses. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.
Revenue recognition
Revenue is measured based on consideration specified in a contract with a customer, and excludes any sales incentives. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product or service to a customer.
Performance Obligations & Contract Estimates
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer. A contract’s transaction price is allocated to each distinct performance obligation based on its respective stand-alone selling price and recognized as revenue when, or as, the performance obligation is satisfied.
The Company’s contracts with customers often include multiple promised goods and/or services. For instance, a contract may include equipment, installation, optional warranties, periodic service calls, etc. The Company frequently has contracts for which the equipment and installation are considered a single performance obligation. In these instances the installation services are not separately identifiable as the installation goes above and beyond the basic assembly, set-up
and testing and therefore significantly customizes or modifies the equipment. However, the Company also has contracts where the installation services are deemed to be separately identifiable as the nature of these services are considered basic assembly, set-up
and testing, and are therefore deemed to be a separate performance obligation. This generally occurs in contracts where the Company manufactures standard equipment.
When a performance obligation is separately identifiable, as defined in ASC 606,
Revenue from Contracts with Customer
s, the Company allocates a portion of the contract price to the obligation and recognizes it separately from the other performance obligations. Contract price allocation among multiple performance obligations is based on the relative standalone selling price of each distinct good or service in the contract. When not sold separately, an estimate of the standalone selling price is determined using expected cost plus a reasonable margin.
The timing of revenue recognition for each performance obligation is either over time as control transfers or at a point in time. The Company recognizes revenue over time for contracts that provide service over a period of time, for refurbishments of customer-owned equipment, and for highly customized equipment for which the Company has a contractual, enforceable right to collect payment upon customer cancellation for performance completed to date. Revenue generated from standard equipment, highly customized equipment contracts without an enforceable right to payment for performance completed to date, as well as aftermarket parts and a portion of aftermarket services sales, are recognized at a point in time.
The Company utilizes the
“cost-to-cost”
input method to recognize product revenue over time. The Company measures progress based on costs incurred to date relative to total estimated cost at completion. Incurred cost represents work performed, which corresponds with, and therefore depicts, the transfer of control to the customer. Contract costs include labor, material, and certain allocated overhead expense. Material costs are considered incurred, and therefore included in the cost-to-cost
measure of progress, when they are used in manufacturing and therefore customize the asset. Cost estimates are based on assumptions and estimates to project the outcome of future events; including the estimated labor and material costs required to complete open projects. During the year, we recognized $615.2 million in revenue for over time projects using the cost-to-cost
method.

Revenue attributable to equipment which qualifies as point in time is recognized when customers take control of the asset. For equipment where installation is separately identifiable, the Company generally determines that control transfers when the customer has obtained legal title and the risks and rewards of ownership, which is dependent upon the shipping terms within the contract. For customized equipment where installation is not separately identifiable, but where the Company does not have an enforceable right to payment for performance completed to-date,
it defines control transfer as the point in time in which it is able to objectively verify that the customer has the capability of full use of the asset as intended per the contract. Service revenue is recognized over time either proportionately over the period of the underlying contract or when services are complete, depending on the terms of the arrangement.
Any expected losses for a contract are charged to earnings, in total, in the period such losses are identified.
The Company generally bills customers in advance, and progress billings generally are issued upon the completion of certain phases of the work as stipulated in the contract. The Company may extend credit to customers in line with industry standards where it is strategically advantageous.
Research and development
The objectives of the research and development programs are to create new products and business opportunities in relevant fields, and to improve existing products. Research and development costs are expensed as incurred. Research and development expense of $20.5 million, $23.0 million, and $22.0 million for 2023, 2022 and 2021, respectively, is recorded in Selling, general and administrative expense.
Income taxes
The Company’s provision for income taxes includes amounts payable or refundable for the current year, the effects of deferred taxes and impacts from uncertain tax positions, if applicable. We establish deferred tax liabilities or assets for temporary differences between financial and tax reporting basis and subsequently adjust them to reflect changes in tax rates expected to be in effect when the temporary differences reverse. We record a valuation allowance reducing deferred tax assets when it is more likely than not that such assets will not be realized. Valuation allowances are evaluated periodically and may be subject to change in future reporting periods.
We recognize tax benefits in our financial statements from uncertain tax positions only if it is more likely than not that the tax position will be sustained based on the technical merits of the position. The amount we recognize is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon resolution. Future changes related to the expected resolution of uncertain tax positions could affect tax expense in the period when the change occurs. Interest and penalties related to underpayment of income taxes are classified as income tax expense.
We monitor for changes in tax laws and reflect the impacts of tax law changes in the period of enactment. When there is refinement to tax law changes in subsequent periods, we account for the new guidance in the period when it becomes known.
Stock-based employee compensation
The Company measures compensation cost on restricted stock awards based on the market price of common stock at the grant date and the number of shares awarded. The compensation cost for each award is recognized ratably over the lesser of the stated vesting period or the period until the employee becomes retirement eligible, after taking into account forfeitures.

Foreign currency
Financial statements of operations for which the U.S. dollar is not the functional currency are translated to the U.S. dollar prior to consolidation. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date, while income statement accounts are translated at the average exchange rate for each period. For these operations, translation gains and losses are recorded as a component of accumulated other comprehensive loss in stockholders’ equity until the foreign entity is sold or liquidated.
Derivative financial instruments
Derivatives are recognized in the Consolidated Balance Sheets at fair value, with classification as current or non-current
based upon the maturity of the derivative instrument. The Company does not offset fair value amounts for derivative instruments held with the same counterparty. Changes in the fair value of derivative instruments are recorded in current earnings or deferred in accumulated other comprehensive loss, depending on the type of hedging transaction and whether a derivative is designated as, and is effective as, a hedge.
In the Consolidated Statements of Income, earnings from foreign currency derivatives related to sales and remeasurement of sales-related assets, liabilities and contracts are recorded in revenue, while earnings from foreign currency derivatives related to purchases and remeasurement of purchase-related assets, liabilities and contracts are recorded in cost of products. Earnings from foreign currency derivatives related to cash management of foreign currencies throughout the world and remeasurement of cash are recorded in selling, general and administrative expenses.
When hedge accounting is applied, the Company ensures that the derivative is highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other comprehensive income (loss) until the underlying transactions are recognized in earnings. At such time, related deferred hedging gains or losses are also recorded in earnings on the same line as the hedged item. Effectiveness is assessed at the inception of the hedge. The Company documents the risk management strategy and method for assessing hedge effectiveness at the inception of and throughout the term of each hedge.
The Company’s cross-currency swap agreements synthetically swap U.S. dollar denominated fixed rate debt for Euro denominated fixed rate debt and are designated as net investment hedges for accounting purposes. The gains or losses on these derivative instruments are included in the foreign currency translation component of other comprehensive income until the net investment is sold, diluted, or liquidated. Interest payments received for the cross currency swaps are excluded from the net investment hedge effectiveness assessment and are recorded in interest income on the Consolidated Statements of Income.
For derivatives with components excluded from the assessment of hedge effectiveness, the accumulated gains or losses recorded in accumulated other comprehensive income (loss) on such excluded components in a qualifying cash flow or net investment hedging relationship are reclassified to earnings on a systematic and rational basis over the hedge term.
Cash flows from derivative contracts are reported in the consolidated statements of cash flows in the same categories as the cash flows from the underlying transactions.

Leases
Lessee accounting
The Company leases office space, manufacturing facilities and various types of manufacturing and data processing equipment. Leases of real estate generally provide that the Company pays for repairs, property taxes and insurance. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on whether the contract conveys the right to control the use of identified property, plant or equipment for a period of time in exchange for consideration. Leases are classified as operating or finance leases at the commencement date of the lease. Operating leases are included in operating lease right of use (“ROU”) assets, other current liabilities, and operating lease liabilities in the Consolidated Balance Sheets, which are reported within other assets
,
other current liabilities
and
other liabilities
, respectively. Lease liabilities are classified between current and long-term liabilities based on their payment terms. The ROU asset balance for finance leases is included in property, plant, and equipment, net in the Consolidated Balance Sheets. In accordance with the standard, the Company has elected not to recognize leases with terms of less than one year on the Consolidated Balance Sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the implicit rate is generally not readily determinable for most of its leases, the Company uses its incremental borrowing rate at commencement date in determining the present value of lease payments. We determine the incremental borrowing rate for all leases, based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Company uses an unsecured borrowing rate and risk-adjusts that rate to approximate a collateralized rate. The operating lease ROU asset also includes prepaid rent and reflects the unamortized balance of lease incentives. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
The Company does not separate lease and
non-lease
components for leases other than leases of vehicles and communication equipment. For the asset categories of real estate, manufacturing, office and IT equipment, the Company accounts for the lease and non-lease
components as a single lease component.
The Company’s leases may include renewal and termination options, which extend the lease term if the Company concludes that it is reasonably certain that it will exercise the option. The exercise of lease renewal options is at the Company’s sole discretion. Certain leases also include options to purchase the leased property. The depreciable life of the ROU assets are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise. Our lease agreements may contain variable costs such as common area maintenance, insurance, real estate taxes or other costs. Variable lease costs are expensed as incurred on the Consolidated Statements of Income.
The Company’s lease agreements do not contain any material residual value guarantees.
Lessor accounting
The Company leases certain equipment, such as high capacity industrial extractors, to customers.
In most instances, the Company includes maintenance as a component of the lease agreement. Lease accounting requires lessors to separate lease and non-lease
components and further defines maintenance as a
non-lease
component. The Company combines lease and
non-lease
components where the components meet both of the following criteria:

•	The timing and pattern of transfer to the lessee of the lease and non-lease component are the same, and

•	The lease component, if accounted for separately, would be classified as an operating lease.
As such, the leased asset and its respective maintenance component are accounted for as a single component.

In certain leases, consumables are included as a
non-lease
component. For these leases, the components do not qualify for the practical expedient as the timing and pattern of transfer to the lessee are not the same. In these instances, the non-lease
component will be accounted for in accordance with ASC 606.
The Company monitors the risk associated with residual value of its leased assets. It reviews on an annual basis or more often as deemed necessary, and adjusted residual values and useful lives of equipment leased to outside parties, as appropriate. Adjustments to residual values result in an adjustment to depreciation expense. The Company’s annual review is based on a long-term view considering historical market price changes, market price trends, and expected life of the equipment.
Lease agreements with the Company’s customers do not contain any material residual value guarantees. Certain lease agreements include terms and conditions resulting in variable lease payments. These payments typically rely upon the usage of the underlying asset.
Certain lease agreements provide renewal options, including some leases with an evergreen renewal option. The exercise of the lease renewal option is at the sole discretion of the lessee. In most instances, the lease can only be terminated in cases of breach of contract. In these instances, termination fees do not apply. Certain lease agreements also allow the lessee to purchase the leased asset at fair market value or a specific agreed upon price. The exercise of the lease purchase option is at the sole discretion of the lessee.
Recently Adopted Accounting Standards
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU
2020-04
provides that an entity can elect not to apply certain required modification accounting in U.S. GAAP to contracts where all changes to the critical terms relate to reference rate reform (e.g., the expected discontinuance of LIBOR and the transition to an alternative reference interest rate, etc.). In addition, the rule provides optional expedients and exceptions that enable entities to continue to apply hedge accounting for hedging relationships where one or more of the critical terms change due to reference rate reform. The rule became effective for all entities as of March 12, 2020 and is set to expire after December 31, 2024 as per ASU
2022-06,
issued in December 2022. During 2023, the Company adopted the practical expedient provided under ASU
2020-04
related to its debt and interest rate swap arrangements and as such, any amendments are treated as a continuation of the existing agreements and no gain or loss on the modification is recorded.
Recently Issued Accounting Standards Not Yet Adopted
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting – Improvements to Reportable Segment Disclosures. The amendments in ASU
2023-07
improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment profit and loss measures, and provide new segment disclosure requirements for entities with a single reportable segment. The amendments in ASU
2023-07
will be applied retrospectively to all prior periods presented in the financial statements and are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is evaluating the effect of adopting ASU
2023-07
on its disclosures.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes – Improvements to Income Tax Disclosures, which amends Topic 740, Income Taxes. ASU
2023-09
improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in ASU
2023-09
will become effective for the Company as of January 1, 2025 and will be applied on a prospective basis with the option to apply the standard retrospectively. The Company expects ASU
2023-09
to only impact disclosures, with no impacts to results of operations, cash flows, and financial condition.